Australia Research and Development Tax Incentive	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Research and Development [Abstract]
Australia Research and Development Tax Incentive

9. Australia Research and Development Tax Incentive

The Company’s wholly owned subsidiary, Zafgen Australia Pty Limited, which conducts core research and development activities on behalf of the Company, is eligible to receive a 45% refundable tax incentive for qualified research and development activities. For the nine months ended September 30, 2014 and 2013, $368 and $1,230, respectively, was recorded as a reduction to research and development expenses in the consolidated statements of operations. These amounts represented 45% of the Company’s qualified research and development spending in Australia. The refund is denominated in Australian dollars and, therefore, the related receivable is re-measured into U.S. dollars as of each reporting date. For the nine months ended September 30, 2014 and 2013, the Company recorded in its consolidated statements of operations unrealized foreign currency exchange (gains) losses of $31 and $169, respectively, related to this tax incentive receivable. As of September 30, 2014 and December 31, 2013, the Company’s tax incentive receivable from the Australian government was $1,218 and $1,617, respectively.

13. Australia Research and Development Tax Incentive

The Australian government has established a research and development tax incentive to encourage industry investment in research and development, which is available to companies incorporated under an Australian law that have core research and development activities. The Company established Zafgen Australia Pty Limited, a wholly owned subsidiary, in October 2012 to carry out certain research and development activities. As this subsidiary meets the eligibility requirements of the Australian tax law, it is eligible to receive a 45% refundable tax incentive for qualified research and development activities. For the years ended December 31, 2012 and 2013, $630 and $1,237, respectively, was recorded as a reduction to research and development expenses in the consolidated statements of operations, representing 45% of the Company’s qualified research and development spending in Australia. The refund is denominated in Australian dollars and, therefore, the receivable is re-measured into U.S. dollars as of each reporting date. For the year ended December 31, 2013, the Company recorded in its consolidated statements of operations unrealized foreign currency exchange (gains) losses of $250 related to this tax incentive receivable. The Company did not have any foreign exchange gains or losses related to this receivable for periods prior to 2013. As of December 31, 2012 and 2013, the Company’s tax incentive receivable from the Australian government was $630 and $1,617.